LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 6,165	$ 7,829
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs		7,211
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	4,738
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	4,566
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long term Prepayments, Deposits and Other Assets [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 440	$ 885